Debt - Maturities (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Maturities of Long-Term Debt [Abstract]
2025	$ 4,218,457	$ 2,483,202
2026	2,833,142	3,102,384
2027	1,010,054	1,771,071
2028	123,780	548,093
2029		128,727
Total	$ 11,171,485	$ 8,033,477	$ 1,555,049